CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
NON-CASH TRANSACTIONS
Non-transferable share purchase warrants as finders' fees (in shares)	765,795
Non-transferable share purchase warrants as finders' fees	$ 233,275
Interest payments	483,622
Income taxes paid
Shares issued - to settle aged payables (in shares)	50,000	360,000
Shares issued - to settle aged payables	$ 83,941	$ 65,192
Shares issued - acquisition of Silver State (in shares)	12,500,000
Shares issued - acquisition of Silver State	$ 8,951,375
Shares issued - conversion of debentures (in shares)	36,850,000
Shares issued - conversion of debentures	$ 25,479,998
Shares issued - settle share payment note (in shares)	940,810
Shares issued - settle share payment note	$ 832,162